Organization and Principal Activities (Summary of Major Subsidiaries and VIE) (Details)	12 Months Ended
Dec. 31, 2017
Shanghai Zunyi Business Consulting Ltd. [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Dec. 31, 2010
Place of incorporation	PRC
Baozun Hongkong Holding Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Jan. 10, 2014
Place of incorporation	HK
Legal ownership (as a percent)	100.00%
Shanghai Baozun E-Commerce Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Nov. 11, 2003
Place of incorporation	PRC
Legal ownership (as a percent)	100.00%
Shanghai Bodao E-Commerce Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Mar. 30, 2010
Place of incorporation	PRC
Legal ownership (as a percent)	100.00%
Shanghai Yingsai Advertisement Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Mar. 30, 2010
Place of incorporation	PRC
Legal ownership (as a percent)	100.00%
Baozun Hongkong Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Sep. 11, 2013
Place of incorporation	HK
Legal ownership (as a percent)	100.00%
Shanghai Fengbo E-Commerce Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Dec. 29, 2011
Place of incorporation	PRC
Legal ownership (as a percent)	100.00%
Baozun Hongkong Investment Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Jul. 21, 2015
Place of incorporation	HK
Legal ownership (as a percent)	100.00%
Baotong Hong Kong Holding Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	May 05, 2016
Place of incorporation	HK
Legal ownership (as a percent)	100.00%
Baotong E-logistics Technology Suzhou Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Mar. 27, 2017
Place of incorporation	PRC
Legal ownership (as a percent)	100.00%